Leases (Supplemental Information) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating leases	10 months 24 days	1 year 8 months 12 days
Operating subleases	10 months 24 days
Operating Lease, Weighted Average Discount Rate, Percent	12.20%	12.10%